RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Chi Yip Eng. & (Trans.) Company Limited [Member]
Related Party Transaction [Line Items]
Finance leases description	The Company has 15 finance leases with Chi Yip.
Finance lease annual payments	$ 315,533	$ 301,979
Minimum [Member]
Related Party Transaction [Line Items]
Interest rate	0.54%
Minimum [Member] | Chi Yip Eng. & (Trans.) Company Limited [Member]
Related Party Transaction [Line Items]
Finance lease monthly payments	$ 1,482
Maximum [Member]
Related Party Transaction [Line Items]
Interest rate	8.44%
Maximum [Member] | Chi Yip Eng. & (Trans.) Company Limited [Member]
Related Party Transaction [Line Items]
Finance lease monthly payments	$ 4,308